Financial expenses (Tables)	12 Months Ended
Dec. 31, 2020
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Financial Expenses [Line Items]
Schedule of finance expenses

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	US$(000)	US$(000)	US$(000)

Interest on disputed mining royalties (a)	43,838	68,107	370,159
Tax contingencies (b)	54,098	2,488	4,273
Interest on senior unsecured credit facility (see Note 10(b))	22,351	39,083	49,551
Excess of salaries limit in workers profit sharing (c)	16,591	—	—
Interest for leases (see Note 10(a))	4,875	5,242	—
Amortization debt issuance cost (See Note 10(b))	1,673	1,768	2,419
Extinguishment of debt - debt issuance cost (see Note 10(b))	902	1,298	1,902
Capitalized Interest associated to capital projects (see Note 7(a))	(2,544)	(4,504)	(3,790)
Other financial expenses	891	2,395	2,219

	142,675	115,877	426,733